Note 4 - Inventories	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Inventory Disclosure [Text Block]

4. Inventories

The Company uses the LIFO method of valuing inventory as it believes this method allows for better matching of current production cost to current revenue. As of March 31, 2023 and 2022, first-in, first-out (“FIFO”) based inventory costs exceeded LIFO based inventory costs, resulting in a LIFO reserve of $264.5 million and $164.5 million, respectively. In order to state inventories at LIFO, the Company recorded an increase to cost of products sold of $100.0 million and $35.8 million for fiscal years 2023 and 2022, respectively. The inventories by category and the impact of using the LIFO method are shown in the following table (in thousands):

	As of:
	March 31,	March 31,
	2023	2022
Finished products	$613,622	$385,681
In process	75,123	23,652
Raw materials and supplies	284,593	165,491
	973,338	574,824
Less excess of FIFO cost over LIFO cost	264,527	164,493
Total inventories	$708,811	$410,331